Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	CAP to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return TSR(4)	Net Income (loss) ($ in millions)(5)	Sales ($ in millions)(6)
2023	$4,651,603	$1,510,100	$1,497,536	$1,086,227	$49.62	$106.34	$(222.6)	$747.7
2022	$6,378,515	$(8,343,937)	$1,746,125	$(3,175,063)	$75.41	$99.81	$(94.6)	$801.2
2021	$5,739,882	$16,412,581	$1,616,639	$5,058,736	$252.51	$125.43	$15.6	$702.8
2020	$3,790,739	$11,403,151	$1,956,362	$6,027,149	$160.51	$130.04	$(34.4)	$498.8

Named Executive Officers, Footnote [Text Block]	John F. Sheridan, our Chief Executive Officer, was our PEO for each year reported.
2)The non-PEO NEOs, for each year reported were as follows:
•2023: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison, Mark D. Novara and Leigh A. Vosseller.
•2022: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller.
•2021: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller.
•2020: David B. Berger, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller.

PEO Total Compensation Amount	$ 4,651,603	$ 6,378,515	$ 5,739,882
PEO Actually Paid Compensation Amount	$ 1,510,100	(8,343,937)	16,412,581
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the adjustments that were made to determine the CAP for the PEO and the average for non-PEO NEOs in 2023:

Year	Executive(s)	Summary Compensation Table Total	Deduct: Stock Awards Granted in Year	Add: Year-End Fair Value of Unvested Equity Awards Granted in Year*	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Add: Change in Year-End Fair Value of Equity Awards Granted in Prior Years Which Vested in Year	CAP
2023	PEO	$4,651,603	$(3,663,250)	$3,884,386	$(2,114,206)	$(1,248,433)	$1,510,100
	Non-PEO NEOs	$1,497,536	$(707,727)	$1,102,225	$(467,234)	$(338,573)	$1,086,227
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,497,536	1,746,125	1,616,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,086,227	(3,175,063)	5,058,736
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the adjustments that were made to determine the CAP for the PEO and the average for non-PEO NEOs in 2023:

Year	Executive(s)	Summary Compensation Table Total	Deduct: Stock Awards Granted in Year	Add: Year-End Fair Value of Unvested Equity Awards Granted in Year*	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Add: Change in Year-End Fair Value of Equity Awards Granted in Prior Years Which Vested in Year	CAP
2023	PEO	$4,651,603	$(3,663,250)	$3,884,386	$(2,114,206)	$(1,248,433)	$1,510,100
	Non-PEO NEOs	$1,497,536	$(707,727)	$1,102,225	$(467,234)	$(338,573)	$1,086,227
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below shows how PEO and non-PEO NEO CAP fluctuated year-over-year, primarily due to the result of our varying levels of achievement against pre-established performance goals under our short-term cash incentive plan (“STIP”).
*Annual sales for 2023 and 2022 include the effect of sales deferrals of $25.1 million and $3.5 million, respectively. This relates to the accounting treatment associated with our Tandem Choice Program offering, which began September 2022 to provide a pathway to eligible t:slim X2 customers to ownership of our newest hardware platform, Tandem Mobi, for a fee when available.

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures Used to Link CAP to Company Performance:

Sales
Adjusted EBITDA Margin*
Regulatory submission timing
Customer satisfaction

Total Shareholder Return Amount	$ 49.62	75.41	252.51
Peer Group Total Shareholder Return Amount	106.34	99.81	125.43
Net Income (Loss)	$ (222,600,000)	$ (94,600,000)	$ 15,600,000
Company Selected Measure Amount	747,700,000	801,200,000	702,800,000
Additional 402(v) Disclosure [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019.
5)The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
6)As required by Item 402(v) of Regulation S-K, we have determined that Sales is the Company-Selected Measure.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Adjusted EBITDA Margin*
Non-GAAP Measure Description [Text Block]	EBITDA, Adjusted EBITDA, and Adjusted EBITDA Margin are a non-GAAP financial measure. GAAP refers to accounting principles generally accepted in the United States of America. EBITDA is defined as net income (loss) excluding income taxes, interest and other non-operating items and depreciation and amortization. Adjusted EBITDA further adjusts to exclude the change in fair value of common stock warrants, non-cash stock-based compensation expense, acquired in-process research and development, and adjustments for the Tandem Choice program. In particular, since the launch of Tandem Choice Program in September 2022,the Company began deferring a portion of sales for each eligible t:slim X2 pump shipped in the United States. Such deferrals will be recognized on a customer-by-customer basis following the commercial launch of the Company’s new hardware platform, Tandem Mobi. Adjusted EBITDA Margin is calculated as Adjusted EBITDA divided by non-GAAP sales (GAAP sales excluding adjustments for Tandem Choice program).
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Regulatory submission timing
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Customer satisfaction
PEO [Member] | Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,663,250)
PEO [Member] | Year-end Value of Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,884,386
PEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,114,206)
PEO [Member] | Change in Value of Equity Awards Granted in Prior Years Which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,248,433)
Non-PEO NEO [Member] | Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(707,727)
Non-PEO NEO [Member] | Year-end Value of Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,102,225
Non-PEO NEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(467,234)
Non-PEO NEO [Member] | Change in Value of Equity Awards Granted in Prior Years Which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (338,573)